Organization - Summary of Limited Partner Unit Class Threshold Subscription (Detail)	Dec. 31, 2016 USD ($)
Class of Units A [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Limited partner unit class threshold subscription, maximum	$ 4,999,999
Limited partner unit class threshold subscription, minimum	25,000
Class of Units D [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Limited partner unit class threshold subscription, minimum	5,000,000
Class of Units Z [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Limited partner unit class threshold subscription, minimum	$ 25,000